Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Net sales
Products	$ 118,473	$ 160,200	$ 379,630	$ 443,542
Services	49,107	43,410	143,003	89,474
Total net sales	167,580	203,610	522,633	533,016
Cost of sales
Products	213,431	85,437	379,468	219,853
Services	34,045	30,326	94,065	55,954
Total cost of sales	247,476	115,763	473,533	275,807
Gross profit (Loss)	(79,896)	87,847	49,100	257,209
Operating expenses
Research and development, net	37,698	23,353	90,442	59,081
Selling, general and administrative	121,304	$ 110,803	321,493	$ 256,349
Goodwill impairment	695,458		845,858
Change in fair value of obligations in connection with acquisitions	(3,022)	$ 5,578	(22,958)	$ (1,289)
Total operating expenses	851,438	139,734	1,234,835	314,141
Operating loss	(931,334)	(51,887)	(1,185,735)	(56,932)
Financial expense, net	(3,505)	(1,384)	(9,340)	(2,383)
Loss before income taxes	(934,839)	(53,271)	(1,195,075)	(59,315)
Income taxes	(33,402)	(21,919)	(54,090)	(31,877)
Net loss	(901,437)	(31,352)	(1,140,985)	(27,438)
Net loss attributable to non-controlling interest	(164)	(24)	(493)	(24)
Net loss attributable to Stratasys Ltd.	$ (901,273)	$ (31,328)	$ (1,140,492)	$ (27,414)
Net loss per ordinary share attributable to Stratasys Ltd.
Basic	$ (17.35)	$ (0.62)	$ (22.21)	$ (0.55)
Diluted	$ (17.35)	$ (0.62)	$ (22.21)	$ (0.55)
Weighted average ordinary shares outstanding
Basic	51,941	50,490	51,437	49,717
Diluted	51,941	50,490	51,437	49,717
Comprehensive loss
Net loss	$ (901,437)	$ (31,352)	$ (1,140,985)	$ (27,438)
Other comprehensive loss, net of tax:
Losses on securities reclassified into earnings				167
Foreign currency translation adjustments	$ (796)	$ (1,802)	$ (6,216)	(2,325)
Unrealized gains (losses) on derivatives designated as cash flow hedges	(474)	(1,149)	1,164	(1,105)
Other comprehensive loss, net of tax	(1,270)	(2,951)	(5,052)	(3,263)
Comprehensive loss	(902,707)	(34,303)	(1,146,037)	(30,701)
Less: comprehensive loss attributable to non-controlling interests	(164)	(24)	(493)	(24)
Comprehensive loss attributable to Stratasys Ltd.	$ (902,543)	$ (34,279)	$ (1,145,544)	$ (30,677)